UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414)-516-1712
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2023

Date of reporting period:  September 30, 2022

Item 1. Reports to Stockholders.

(a)

Port Street Quality Growth Fund
Institutional Class Shares — PSQGX

Semi-Annual Report

www.portstreetinvest.com	September 30, 2022

(This Page Intentionally Left Blank.)

PORT STREET QUALITY GROWTH FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6220. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) — as of September 30, 2022

				Since
	1 Year	3 Year	5 Year	Inception(1)
Port Street Quality Growth Fund	-10.43%	3.18%	5.04%	5.42%
S&P 500® Index(2)	-15.47%	8.16%	9.24%	10.02%

(1)	The Fund commenced operations on April 1, 2014.
(2)
The S&P 500® Index is a stock market index based on the market capitalization of 500 large companies having common stock listed on the NYSE or NASDAQ. It is not possible to invest directly in an Index.

The following is expense information for the Fund as disclosed in the most recent prospectus dated July 29, 2022: Gross Expenses: 1.15%, Net Expenses: 0.97%.

Port Street Investments, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 0.97% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board.

PORT STREET QUALITY GROWTH FUND

Expense Example (Unaudited)
September 30, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 – September 30, 2022).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(4/1/2022)	(9/30/2022)	(4/1/2022 to 9/30/2022)
Institutional Class Actual(2)	$1,000.00	$ 868.00	$4.54
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.21	$4.91

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.97% multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(2)	Based on the actual return for the six-month period ended September 30, 2022 of -13.12%.

PORT STREET QUALITY GROWTH FUND

Sector Allocation(1) (Unaudited)
as of September 30, 2022
(% of net assets)

Top Ten Equity Holdings(1) (Unaudited)
as of September 30, 2022
(% of net assets)

Raytheon Technologies Corp.	3.9%
Walt Disney Co.	3.7
Berkshire Hathaway, Inc., Class B	3.1
Microsoft Corp.	3.0
Alphabet, Inc., Class A	3.0
Oracle Corp.	2.9
Unilever plc — ADR	2.8
General Dynamics Corp.	2.7
Novo Nordisk — ADR	2.6
Home Depot, Inc.	2.6

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

PORT STREET QUALITY GROWTH FUND

Schedule of Investments (Unaudited)
September 30, 2022

	Shares	Value
COMMON STOCKS — 65.7%

Communication Services — 6.6%
Alphabet, Inc., Class A *	56,000	$5,356,400
Walt Disney Co. *	70,300	6,631,399
		11,987,799
Consumer Discretionary — 7.3%
Home Depot, Inc.	16,900	4,663,386
NIKE, Inc., Class B	48,100	3,998,072
Starbucks Corp.	54,500	4,592,170
		13,253,628
Consumer Staples — 8.1%
PepsiCo, Inc.	11,100	1,812,186
Procter & Gamble Co.	15,700	1,982,125
Reckitt Benckiser Group plc — ADR	205,300	2,728,437
Unilever plc — ADR	116,600	5,111,744
Wal-Mart Stores, Inc.	24,000	3,112,800
		14,747,292
Financials — 3.1%
Berkshire Hathaway, Inc., Class B *	21,400	5,714,228

Health Care — 12.1%
Becton, Dickinson & Co.	11,900	2,651,677
Biogen, Inc. *	15,000	4,005,000
Johnson & Johnson	13,200	2,156,352
Medtronic plc	54,900	4,433,175
Novo Nordisk — ADR	47,500	4,732,425
Roche Holding AG — ADR	96,400	3,915,768
		21,894,397
Industrials — 10.1%
3M Co.	16,900	1,867,450
C.H. Robinson Worldwide, Inc.	46,100	4,439,891
General Dynamics Corp.	23,474	4,980,479
Raytheon Technologies Corp.	85,400	6,990,844
		18,278,664
Information Technology — 16.5%
Accenture plc, Class A	13,884	3,572,353
Adobe Systems, Inc. *	11,326	3,116,915
Apple, Inc.	32,905	4,547,471

See Notes to the Financial Statements

PORT STREET QUALITY GROWTH FUND

Schedule of Investments (Unaudited) – Continued
September 30, 2022

	Shares	Value
Information Technology — 16.5% (Continued)
Cisco Systems, Inc.	63,360	$2,534,400
Cognizant Technology Solutions Corp., Class A	47,400	2,722,656
Microsoft Corp.	23,500	5,473,150
Oracle Corp.	87,700	5,355,839
Visa, Inc. — Class A	14,807	2,630,464
		29,953,248
Materials — 1.9%
International Flavors & Fragrances, Inc.	38,498	3,496,773
Total Common Stocks
(Cost $100,272,819)		119,326,029

	Par
SHORT-TERM INVESTMENTS — 28.9%
U.S. Treasury Bills
2.280%, 10/27/2022 (a)(b)	$10,000,000	9,982,900
2.660%, 11/25/2022 (a)(b)	6,000,000	5,975,171
3.054%, 12/22/2022 (a)(b)	9,000,000	8,936,634
3.284%, 1/26/2023 (a)(b)	8,000,000	7,913,874
3.447%, 2/23/2023 (a)(b)	10,000,000	9,860,198
3.726%, 3/30/2023 (a)(b)	10,000,000	9,812,680
Total Short-Term Investments
(Cost $52,541,695)		52,481,457
Total Investments — 94.6%
(Cost $152,814,514)		171,807,486
Other Assets and Liabilities, Net — 5.4%		9,790,327
Total Net Assets — 100.0%		$181,597,813

ADR — American Depositary Receipt
plc — Public Limited Company
*	Non-income producing security
(a)	Rate shown is the effective yield as of September 30, 2022.
(b)	Level 2 security.

See Notes to the Financial Statements

PORT STREET QUALITY GROWTH FUND

Statement of Assets and Liabilities (Unaudited)
September 30, 2022

ASSETS:
Investments, at value
(Cost: $152,814,514)	$171,807,486
Cash	19,597,197
Dividends & interest receivable	178,007
Receivable for capital shares sold	15,649
Prepaid expenses	10,779
Total assets	191,609,118

LIABILITIES:
Payable for investment securities purchased	9,812,606
Payable to investment adviser	110,836
Payable for fund administration & accounting fees	29,857
Payable for transfer agent fees & expenses	12,153
Payable for audit fees	9,571
Accrued shareholder servicing fees	9,031
Payable for capital shares redeemed	6,000
Payable for trustee fees	5,387
Payable for compliance fees	3,578
Payable for custody fees	3,291
Accrued expenses	8,995
Total liabilities	10,011,305

NET ASSETS	$181,597,813

NET ASSETS CONSIST OF:
Paid-in capital	158,511,285
Total distributable earnings	23,086,528
Net assets	$181,597,813

Net assets	$181,597,813
Shares issued and outstanding(1)	12,588,392
Net asset value, redemption price and offering price per share	$14.43

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

PORT STREET QUALITY GROWTH FUND

Statement of Operations (Unaudited)
For the Six Months Ended September 30, 2022

INVESTMENT INCOME:
Dividend income	$1,097,540
Less: Foreign taxes withheld	(5,663)
Interest income	300,376
Total investment income	1,392,253

EXPENSES:
Investment adviser fees (See Note 4)	821,290
Fund administration & accounting fees (See Note 4)	94,910
Shareholder servicing fees (See Note 5)	59,717
Transfer agent fees & expenses (See Note 4)	33,411
Federal & state registration fees	17,720
Custody fees (See Note 4)	10,525
Compliance fees (See Note 4)	10,432
Audit fees	9,516
Trustee fees	9,239
Legal fees	5,604
Other expenses	5,585
Postage & printing fees	3,326
Insurance fees	1,646
Total expenses before waiver	1,082,921
Less: waiver from investment adviser (See Note 4)	(117,502)
Net expenses	965,419

NET INVESTMENT INCOME	426,834

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	523,111
Net change in unrealized appreciation/depreciation on investments	(28,743,722)
Net realized and unrealized loss on investments	(28,220,611)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,793,777)

See Notes to the Financial Statements

PORT STREET QUALITY GROWTH FUND

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2022	Year Ended
	(Unaudited)	March 31, 2022
OPERATIONS:
Net investment income	$426,834	$14,117
Net realized gain on investments	523,111	5,816,986
Net change in unrealized appreciation/depreciation
on investments	(28,743,722)	7,794,509
Net increase (decrease) in net assets resulting from operations	(27,793,777)	13,625,612

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,596,418	43,581,749
Proceeds from reinvestment of distributions	—	2,971,540
Payments for shares redeemed	(16,028,056)	(28,174,544)
Net increase (decrease) in net assets resulting
from capital share transactions	(431,638)	18,378,745

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	—	(3,753,442)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,225,415)	28,250,915

NET ASSETS:
Beginning of period	209,823,228	181,572,313
End of period	$181,597,813	$209,823,228

See Notes to the Financial Statements

PORT STREET QUALITY GROWTH FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

	Six Months
	Ended
	September 30,		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	2022		March 31,		March 31,		March 31,	March 31,		March 31,
	(Unaudited)		2022		2021		2020	2019		2018
PER SHARE DATA:
Net asset value,
beginning of period	$16.61		$15.76		$12.91		$13.40	$12.73		$11.62

Investment operations:
Net investment income	0.03	(2)	0.00	(1)(2)	0.00	(1)(2)	0.10	0.09		0.03
Net realized and unrealized
gain (loss) on investments	(2.21)		1.18		3.14		(0.39)	0.79		1.15
Total from
investment operations	(2.18)		1.18		3.14		(0.29)	0.88		1.18

Less distributions from:
Net investment income	—		0.00	(1)	(0.02)		(0.11)	(0.07)		(0.02)
Net realized gains	—		(0.33)		(0.27)		(0.09)	(0.14)		(0.05)
Total distributions	—		(0.33)		(0.29)		(0.20)	(0.21)		(0.07)
Net asset value,
end of period	$14.43		$16.61		$15.76		$12.91	$13.40		$12.73

TOTAL RETURN	-13.12	%(5)	7.42%		24.37%		-2.31%	7.07%		10.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$181.6		$210.0		$181.6		$115.4	$110.2		$96.8
Ratio of expenses to
average net assets:
Before expense
waiver/recoupment	1.09	%(6)	1.09%		1.13%		1.18%	1.16%		1.19%
After expense
waiver/recoupment	0.97	%(6)	0.97%		0.97%		0.97%	1.13	%(3)	1.15%
Ratio of net investment
income to average net assets:
After expense
waiver/recoupment	0.43	%(6)	0.01%		0.00	%(4)	0.76%	0.72%		0.23%
Portfolio turnover rate	2	%(5)	9%		14%		15%	6%		2%

(1)	Amount per share is less than $0.005.
(2)	Per share data calculated using the average shares method.
(3)	Prior to February 13, 2019, the annual expense limitation was 1.15% of the average daily net assets of the Fund. Thereafter it was 0.97%.
(4)	Amount is less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to the Financial Statements

PORT STREET QUALITY GROWTH FUND

Notes to the Financial Statements (Unaudited)
September 30, 2022

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Port Street Quality Growth Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is total return.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.  The Fund commenced operations on April 1, 2014.  The Fund currently offers an Institutional Class.  Institutional Class shares are subject to a maximum 0.10% shareholder servicing fee.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended September 30, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  As of and during the period ended September 30, 2022, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for the tax years prior to the fiscal year ended March 31, 2019.

Security Transactions, Income and Distributions — The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Expenses – Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between funds of the Trust, or by other equitable means.

PORT STREET QUALITY GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2022

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their NAV per share and are categorized in Level 1 of the fair value hierarchy. U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Equity Securities – Equity securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices, or last trade.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices, or last trade.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices, or last trade is used, these securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its Valuation Designee to perform all of the fair value determinations as well as to perform

PORT STREET QUALITY GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2022

all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$119,326,029	$—	$—	$119,326,029
Short-Term Investments	—	52,481,457	—	52,481,457
Total Investments in Securities	$119,326,029	$52,481,457	$—	$171,807,486

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Port Street Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% on the first $100 million of the Fund’s average daily net assets, 0.80% on the next $150 million of the Fund’s average daily net assets, 0.75% on the next $500 million of the Fund’s average daily net assets, and 0.70% on the Fund’s average daily net assets over $750 million.

The Adviser has engaged Saratoga Research & Investment Management (the “Sub-Adviser”) as the Sub-Adviser to the Fund. Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to the Sub-Adviser by the Adviser.

The Adviser has contractually agreed to waive its management fees, and pay Fund expenses, in order to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, dividends paid on short sales, brokerage commissions and extraordinary expenses) for the Fund do not exceed 0.97% of the Fund’s average daily net assets (the “Expense Cap”).  After July 28 2023, the Expense Cap for the Fund will be 1.15%, unless renewed by the Adviser for another year.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated within a year of the effective date of the Fund’s prospectus.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the board. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
October 2022 – March 2023	$128,635
April 2023 – March 2024	$250,254
April 2024 – March 2025	$237,217
April 2025 – September 2025	$117,502

PORT STREET QUALITY GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2022

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees incurred by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended September 30, 2022, are disclosed in the Statement of Operations.

5.  SHAREHOLDER SERVICING FEES

The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay a servicing fee at a maximum annual rate of 0.10% of the average daily net assets of the Institutional Class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended September 30, 2022, the Fund incurred $59,717 in shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	September 30, 2022	March 31, 2022
Shares sold	994,454	2,632,858
Shares issued to holders in reinvestment of dividends	—	174,694
Shares redeemed	(1,039,209)	(1,697,401)
Net increase (decrease) in shares outstanding	(44,755)	1,110,151

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended September 30, 2022, were as follows:

	Purchases	Sales
U.S. Government Securities	$—	$—
Other Securities	$13,626,622	$2,756,511

PORT STREET QUALITY GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2022

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at March 31, 2022, the Fund’s most recently completed fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross	Net Unrealized	Federal Income
Appreciation	Depreciation	Appreciation	Tax Cost
$50,166,051	$(2,435,764)	$47,730,287	$148,783,728

Any difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the differences in tax treatment of wash sales.

At March 31, 2022, components of distributable earnings on a tax-basis were as follows:

Undistributed	Undistributed	Net Unrealized	Total Distributable
Ordinary Income	Long-Term Capital Gains	Appreciation	Earnings
$14,048	$3,135,970	$47,730,287	$50,880,305

As of March 31, 2022, the Fund’s most recently completed fiscal year end, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended March 31, 2022, the Fund did not defer any qualified late year losses.

There were no distributions paid by the Fund during the period ended September 30, 2022.

The tax character of distributions paid during the year ended March 31, 2022 were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$461,315	$3,291,257	$3,753,442

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2022, Charles Schwab & Co., Inc., for the benefit of its customers, owned 28.56% of the outstanding shares of the Fund.

10.  GENERAL RISK

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

PORT STREET QUALITY GROWTH FUND

Statement Regarding the Fund’s Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, Managed Portfolio Series (the “Trust”), on behalf of the Port Street Quality Growth Fund (the “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Port Street Investments, LLC (“Port Street”) as the administrator of the Program (the “Program Administrator”). Personnel of Port Street and Saratoga Research & Investment Management, the investment sub-adviser to the Fund, conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator’s Liquidity Committee.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021 (the “Reporting Period”). No significant liquidity events impacting the Fund during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, the Program Administrator manages and periodically reviews the Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. In the Report, Port Street provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage the Fund’s liquidity risk and the Fund’ s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT.  The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Fund qualified as a “primarily highly liquid fund” as defined in the Program during the Reporting Period. Accordingly, the Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, the Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4.

The Report noted that the Fund did not effect redemptions in-kind during the Reporting Period pursuant to the Program. The Report concluded: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.

PORT STREET QUALITY GROWTH FUND

Additional Information (Unaudited)
September 30, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-369-6220.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-369-6220.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-369-6220, or (2) on the SEC’s website at www.sec.gov.

PORT STREET QUALITY GROWTH FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Port Street Investments, LLC
24 Corporate Plaza, Suite 150
Newport Beach, CA 92660

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive. Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-369-6220.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholder may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    December 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer President

Date     December 7, 2022

By (Signature and Title)*    /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date     December 7, 2022

* Print the name and title of each signing officer under his or her signature.